SCHEDULE OF FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 465,978		$ 356,754	$ 17,607
Accounts receivable	2,342,350		1,613,489	100,746
Prepaid expense	169,896		207,052	163,492
Inventory	8,150,255		7,421,696	685,854
Inventory deposits and other	285,848		309,684
Total Current Assets	11,414,327		9,908,675	967,699
Property and Equipment, net	427,434		456,525	900
OTHER ASSETS:
Right-of-use lease assets	1,733,829		1,977,329
Lease deposits	21,503		18,032
TOTAL ASSETS	17,797,093		16,560,561	968,599
CURRENT LIABILITIES:
Accounts payable and accrued expense	2,430,835		2,523,551	1,032,264
Loan – officer - related party	101,000			10,373
Loan – working capital	601,446		602,643	3,879,428
Loans - nonrelated parties				12,939
Total Current Liabilities	5,927,092		4,222,609	5,138,976
Right of use - Liabilities	743,937		984,833
TOTAL LIABILITIES	6,671,029		5,207,442	5,138,976
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock
Common stock,	677		677	64
Additional paid in capital	45,465,077		45,465,077	22,798,839
Accumulated deficit	(34,339,865)		(34,112,810)	(26,969,657)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	11,126,064	$ 4,775,936	11,353,119	(4,170,377)	$ (5,012,437)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	17,797,093		16,560,561	968,599
Cost of goods sold	2,791,326	96,719	6,509,382	812,130
Gross margin	1,610,773	57,361	1,940,418	174,696
Expenses:
Product development costs	16,495	33,273	746,871	330,353
Administrative and other	361,149	438,305	3,190,092	968,306
Depreciation expense	29,090	900	50,087	3,643
Operating expenses	1,830,718	1,016,437	7,003,704	3,486,135
Operating income (loss)	(219,945)	(959,076)	(5,063,286)	(3,311,439)
Other Income (Expense)
Interest expense	(7,110)	(292,405)	(358,689)	(2,061,782)
Interest income			5,578
Gain (Loss) on extinguishment of debt		(1,376,756)	(1,376,756)	(725,723)
Net income (loss) before income tax provision	(227,055)	(2,628,237)	(7,143,153)	(6,098,944)
Provision for income tax
Net income (loss)	$ (227,055)	$ (2,628,237)	$ (7,143,153)	$ (6,098,944)
Basic and diluted income (loss) per share	$ (0.34)	$ (20.73)	$ (23.91)	$ (121.20)
Weighted average common shares outstanding - basic and diluted	677,200	126,760	298,760	50,320
Parent Company [Member]
CURRENT ASSETS:
Cash and cash equivalents			$ 85,339
Accounts receivable			496,898
Prepaid expense			178,559
Inventory			943,854
Inventory deposits and other			943,977
Total Current Assets			2,648,627
Property and Equipment, net			13,196
OTHER ASSETS:
Goodwill and Purchase Consideration			10,247,420
Right-of-use lease assets
Lease deposits			4,750
TOTAL ASSETS			12,913,993
CURRENT LIABILITIES:
Accounts payable and accrued expense			793,525
Accrued interest			103,919
Loan – officer - related party
Loan – working capital			602,643
Loans - nonrelated parties
Total Current Liabilities			1,500,087
Right of use - Liabilities
TOTAL LIABILITIES			1,500,087
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, Class A			100
Preferred stock, Class B			75
Common stock,			677
Additional paid in capital			45,465,077
Accumulated deficit			(34,052,022)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)			11,413,906
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)			12,913,993
Revenue			1,018,363	$ 986,826
Cost of goods sold			776,063	812,130
Gross margin			242,300	174,696
Expenses:
Consulting/payroll and other payroll			1,016,212	2,012,803
Product development costs			746,871	330,353
Marketing and brand development costs			487,624	171,030
Administrative and other			3,002,418	968,306
Depreciation expense			1,355	3,643
Operating expenses			5,254,480	3,486,135
Operating income (loss)			(5,012,180)	(3,311,439)
Other Income (Expense)
Interest expense			(699,149)	(2,061,782)
Interest income			4,892
Payroll Protection Loan Forgiven
Gain (Loss) on extinguishment of debt			(1,376,756)	(725,723)
Net income (loss) before income tax provision			(7,083,193)	(6,098,944)
Provision for income tax
Net income (loss)			$ (7,083,193)	$ (6,098,944)
Basic and diluted income (loss) per share			$ (23.71)	$ (48.00)
Weighted average common shares outstanding - basic and diluted			298,760	126,760
Gain/loss on sale of assets
Champion Acquisition [Member]
CURRENT ASSETS:
Cash and cash equivalents			271,415
Accounts receivable			1,116,591
Prepaid expense			28,493
Inventory			6,477,842
Inventory deposits and other
Total Current Assets			7,894,341
Property and Equipment, net			443,329
OTHER ASSETS:
Goodwill and Purchase Consideration			243,899
Right-of-use lease assets
Lease deposits			13,282
TOTAL ASSETS			8,594,851
CURRENT LIABILITIES:
Accounts payable and accrued expense			1,730,026
Accrued interest
Loan – officer - related party
Loan – working capital			600,000
Loans - nonrelated parties
Total Current Liabilities			2,330,026
Right of use - Liabilities
TOTAL LIABILITIES			2,330,026
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, Class A
Preferred stock, Class B
Common stock,
Additional paid in capital			6,264,825
Accumulated deficit
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)			6,264,825
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)			8,594,851
Revenue			17,909,282	$ 18,304,859
Cost of goods sold			13,569,736	14,354,863
Gross margin			4,339,546	3,949,996
Expenses:
Consulting/payroll and other payroll			2,083,574	1,838,947
Product development costs			44,408	24,558
Marketing and brand development costs			30,442	828,890
Administrative and other			1,685,052	518,705
Depreciation expense			54,014	24,919
Operating expenses			3,897,490	3,236,019
Operating income (loss)			442,056	713,977
Other Income (Expense)
Interest expense			(59,950)	(77,752)
Interest income			6,926	305
Payroll Protection Loan Forgiven				625,064
Gain (Loss) on extinguishment of debt
Net income (loss) before income tax provision			391,027	1,261,594
Provision for income tax
Net income (loss)			$ 391,027	$ 1,261,594
Basic and diluted income (loss) per share
Weighted average common shares outstanding - basic and diluted
Gain/loss on sale of assets			$ 1,995
Purchase Transaction Accounting Adjustment [Member]
CURRENT ASSETS:
Cash and cash equivalents
Accounts receivable			(2,529)
Prepaid expense
Inventory
Inventory deposits and other			(943,977)
Total Current Assets			(946,506)
Property and Equipment, net
OTHER ASSETS:
Goodwill and Purchase Consideration			(5,674,420)
Right-of-use lease assets
Lease deposits
TOTAL ASSETS			(6,864,825)
CURRENT LIABILITIES:
Accounts payable and accrued expense
Accrued interest
Loan – officer - related party
Loan – working capital			(600,000)
Loans - nonrelated parties
Total Current Liabilities			(600,000)
Right of use - Liabilities
TOTAL LIABILITIES			(600,000)
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, Class A
Preferred stock, Class B
Common stock,
Additional paid in capital			(6,264,825)
Accumulated deficit
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)			(6,264,825)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)			(6,864,825)
Revenue
Cost of goods sold
Gross margin
Expenses:
Consulting/payroll and other payroll
Product development costs
Marketing and brand development costs
Administrative and other
Depreciation expense
Operating expenses
Operating income (loss)
Other Income (Expense)
Interest expense
Interest income
Gain (Loss) on extinguishment of debt
Net income (loss) before income tax provision
Provision for income tax
Net income (loss)
Basic and diluted income (loss) per share
Weighted average common shares outstanding - basic and diluted
Gain/loss on sale of assets
Financing Transaction Accounting Adjustments [Member]
CURRENT ASSETS:
Cash and cash equivalents
Accounts receivable
Prepaid expense
Inventory
Inventory deposits and other
Total Current Assets
Property and Equipment, net
OTHER ASSETS:
Goodwill and Purchase Consideration			327,000
Right-of-use lease assets
Lease deposits
TOTAL ASSETS			327,000
CURRENT LIABILITIES:
Accounts payable and accrued expense
Accrued interest
Loan – officer - related party
Loan – working capital
Loans - nonrelated parties
Total Current Liabilities
Right of use - Liabilities
TOTAL LIABILITIES
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, Class A
Preferred stock, Class B
Common stock,
Additional paid in capital
Accumulated deficit			327,000
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)			327,000
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)			327,000
Revenue			(301,762)	$ (600,000)
Cost of goods sold			(549,629)	(600,000)
Gross margin			247,867
Expenses:
Consulting/payroll and other payroll
Product development costs
Marketing and brand development costs
Administrative and other			(79,133)
Depreciation expense
Operating expenses			(79,133)
Operating income (loss)			327,000
Other Income (Expense)
Interest expense				1,800,000
Interest income
Payroll Protection Loan Forgiven
Gain (Loss) on extinguishment of debt				725,723
Net income (loss) before income tax provision			327,000	2,525,723
Provision for income tax
Net income (loss)			$ 327,000	$ 2,525,723
Basic and diluted income (loss) per share
Weighted average common shares outstanding - basic and diluted
Gain/loss on sale of assets
Pro Forma [Member]
CURRENT ASSETS:
Cash and cash equivalents			356,754
Accounts receivable			1,619,960
Prepaid expense			207,052
Inventory			7,421,696
Inventory deposits and other
Total Current Assets			9,596,462
Property and Equipment, net			456,525
OTHER ASSETS:
Goodwill and Purchase Consideration			4,900,000
Right-of-use lease assets
Lease deposits			18,032
TOTAL ASSETS			14,971,019
CURRENT LIABILITIES:
Accounts payable and accrued expense			2,523,551
Accrued interest			103,919
Loan – officer - related party
Loan – working capital			602,643
Loans - nonrelated parties
Total Current Liabilities			3,230,113
Right of use - Liabilities
TOTAL LIABILITIES			3,230,113
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, Class A			100
Preferred stock, Class B			75
Common stock,			677
Additional paid in capital			45,465,077
Accumulated deficit			(33,725,022)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)			11,740,906
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)			14,863,359
Revenue			18,625,883	$ 18,691,685
Cost of goods sold			13,796,170	14,566,993
Gross margin			4,829,713	4,124,692
Expenses:
Consulting/payroll and other payroll			3,099,786	3,851,750
Product development costs			791,279	354,911
Marketing and brand development costs			518,066	999,920
Administrative and other			4,608,337	1,487,011
Depreciation expense			55,369	28,562
Operating expenses			9,072,837	6,722,154
Operating income (loss)			(4,243,124)	(2,597,462)
Other Income (Expense)
Interest expense			(759,099)	(339,534)
Interest income			11,818	305
Payroll Protection Loan Forgiven				625,064
Gain (Loss) on extinguishment of debt			(1,376,756)
Net income (loss) before income tax provision			(6,365,166)	(2,311,627)
Provision for income tax
Net income (loss)			$ (6,365,166)	$ (2,311,627)
Basic and diluted income (loss) per share			$ (21.31)	$ (18.25)
Weighted average common shares outstanding - basic and diluted			298,760	126,760
Gain/loss on sale of assets			$ 1,995